UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05833

T. Rowe Price Institutional International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2012

Item 1. Report to Shareholders

Institutional Global Value Equity Fund	October 31, 2012

Highlights
  Global equity markets delivered solid gains over the past year, as sentiment improved on the back of concerted efforts by central banks to stimulate economic growth.

  Stock selection was the primary source of outperformance for the fund’s first reporting period. In particular, our holdings in the U.S., Switzerland, and Japan added the most value. This offset poor returns from some of our individual holdings, where stock-specific news negatively impacted performance.

  Our largest sector overweights are in health care, consumer discretionary, and industrials. We are underweight in the more cyclical areas of energy, materials, and information technology.

  Despite a weak macroeconomic environment, we continue to find outstanding companies that we believe have been mispriced but still demonstrate healthy balance sheets, robust cash flow generation, and strong management. Currently, the dispersion of returns in some of our markets is much higher than in the past. This has historically proven to provide a positive backdrop for active managers to outperform.

The views and opinions in this report were current as of October 31, 2012. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

Manager’s Letter
T. Rowe Price Institutional Global Value Equity Fund

Dear Investor

We are pleased to report good results for the fund’s first reporting period. The inception of your fund, on July 26, 2012, was timely. It coincided with global markets rallying, as investor concerns over the European sovereign debt crisis eased and the U.S. Federal Reserve launched a new round of aggressive quantitative easing. With some of the tail risk removed from global markets, stocks generally performed well.

Portfolio Performance

Your fund returned 7.90% from its inception through the end of its fiscal year on October 31, 2012, compared with 6.72% for the MSCI World Index. The fund’s outperformance was largely generated through stock selection. Our holdings in the U.S., Switzerland, and Japan added the most value.

The focus for your fund is looking for mispriced stocks that (i) are cash generative and allocate capital well or (ii) are experiencing short-term issues that can be fixed over time. Embracing controversy, being contrarian is at the heart of what we do. Taken together, we intend to produce a well-diversified portfolio of risk-adjusted holdings while also maintaining a long-term orientation to allow us to fully exploit any valuation anomalies.

Market Review

Global equities performed well since the fund’s inception, despite ongoing uncertainty about the global economic recovery. Concerted efforts by central banks across the globe provided a positive backdrop for markets to become a little more sanguine on future prospects.

U.S. equities posted gains on the back of strong, but slowing, corporate earnings growth. Action by the U.S. Federal Reserve to provide further liquidity in September, however, was the biggest catalyst for markets. Large-cap stocks outperformed small-caps, while value stocks narrowly outperformed growth stocks as measured by various Russell indices.

In Europe, the European Central Bank’s plan to purchase sovereign short-term debt from troubled countries within the eurozone went some way to alleviate investors’ concerns. The pledge by ECB President Mario Draghi in July to “do whatever it takes” to save the eurozone was followed up in September with a strategic plan allowing the ECB to make unlimited bond purchases from troubled eurozone members. The ECB’s plan to buy government debt is intended to help reduce borrowing costs, especially in the European periphery.

However, fiscal austerity remains widespread across the eurozone region as governments seek to reduce debt levels. This should continue to prove a drag on economic growth. However, companies throughout Europe have made decent progress in strengthening their balance sheets by cutting costs, leading to healthier earnings and cash flow generation. Faced with modest demand in local markets, European companies are increasingly looking outside their borders for opportunities to increase revenues, especially in faster-growing emerging markets.

Japanese equities traded sideways over the period as the benefits of the global relief rally resulting from moves by major central banks around the world were offset by deteriorating domestic conditions.

Emerging markets performed well, although China underperformed within the Asia region, which reflects the continuing lack of aggressive easing so far in 2012 combined with investors’ growing focus on an economic slowdown. China cut interest rates in July and brought forward infrastructure spending, but we believe the stimulus may not be large enough to reverse the current slowdown. Although China’s slowdown appears to be more severe than expected, we believe it is part of a transition to a slower and more sustainable growth pace in the long run.

At a sector level, performance was generally strong across the board. Energy led the rally, with financials, materials, and health care stocks following close behind. Utilities stocks were the weakest over the period, posting only modest returns.

Portfolio Strategy and Review

During the first trading period since inception, the fund outperformed its benchmark index due to positive stock selection in the U.S. Time Warner Cable continued to rebound from its lows. The stock has performed well since reporting disappointing third-quarter 2011 earnings and slowing revenue, especially within the advertising part of its business. The stock sold off on the report, which proved to be an overreaction, as the $30 billion cable company’s fundamentals showed signs of stabilization in subsequent earnings releases. We like Time Warner Cable’s prospects due to its high free cash flow yield, most of which is returned to shareholders through dividends and buybacks. (Please refer to the fund’s portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

TRW Automotive Holdings performed strongly throughout the period. The company is the global leader in active and passive safety systems. At the beginning of October, the company announced a $1 billion share repurchase program. Elsewhere, Lowe’s, JPMorgan Chase, and Moody’s performed well.

Credit Suisse, Switzerland’s largest bank, enjoyed good returns over the period. Along with the positive backdrop of U.S. Federal Reserve and ECB action, the group’s shares rallied with improving sentiment for the banking sector. Our overweight position in diversified financials proved the largest contributor to performance on a sector basis. JPMorgan Chase is another high-quality bank that was hurt by the financial crisis, and because of this, valuations are historically low. We believe it is one of the best-run companies in the banking sector, and its current valuation makes us positive on the stock, even after the recent strong performance.

On the negative side, our holdings in Imperial Tobacco and Vodafone detracted from overall performance. Imperial Tobacco sold off on news that Russia is intent on submitting a law banning smoking in public places. Russia is the world’s largest tobacco market after China. Vodafone performed poorly as its European business suffered fallout from the eurozone crisis. The company had to write down $9.5 billion from its Spanish and Italian businesses.

More than half of the portfolio is invested in U.S. stocks, our largest position geographically. Pfizer, Merck, and JPMorgan Chase are our largest three holdings. We are particularly positive on the health care sector in the U.S., and generally around the globe. Many of these companies are reengineering the way they do business, and concerns over the patent cliff are already largely reflected in their prices. We believe there is good potential for these stocks to outperform. They also have the additional benefit of having much higher dividend yields than other sectors.

The fund is underweight in the more cyclical areas of the market, such as energy, materials, and information technology. The slowdown in China has weighed on materials and energy stocks, which have underperformed for some time. That is not to say that there are no good companies in those sectors, but at this point in the cycle, we want to be very selective.

Technology companies face cyclical challenges, and we believe that it is important to find the sweet spot before buying many of these companies. However, valuations appear historically low, and many companies have large amounts of cash on their balance sheets. Cisco Systems is a great example. Although we view it as a strong company, the stock has not performed well recently. Nevertheless, we believe there are selective opportunities to add value at the margin.

Investment Outlook

Equity markets rallied during the latter half of 2012, as stimulus measures across the globe served to curb risk aversion. These actions, particularly in Europe and China, are important for global economic health and are encouraging. However, the global growth outlook is relatively modest over the intermediate term, and many economic challenges lie ahead.

We take solace that the next six months are likely to give us more answers than were evident in recent months. Europe, while still far from resolving its issues, is on a more stable path; policy expectations in the U.S. should gain clarity now that the presidential election is over; and China’s growth trajectory is likely to become more certain with the handover to new leadership. While we expect global growth to be modest over the intermediate term, we are optimistic that the path forward will be less rocky.

For us, the adage that “The market climbs a wall of worry” has never held more resonance. Worries for investors are numerous (U.S. fiscal cliff, eurozone crisis, China hard landing). However, despite these concerns, markets have still managed to make solid gains. We are not surprised by this as profit per share ultimately drives share price performance, and the relationship with economic growth is largely tenuous. Cash generation and cash allocation are key drivers of shareholder value in our view.

What is disconcerting is that markets have recently been characterized by the dichotomy of weakening fundamentals and central bank stimuli. We worry about elevated corporate margins, and we are careful to select stocks that we believe have sustainable margins and valuations, which leaves room for margin compression.

Looking forward, we are excited by the vast opportunities offered globally for value ideas. Since the financial crisis erupted in 2008, equities have become more volatile. However, this creates opportunity for us, active stock pickers, to benefit from valuation anomalies. The dispersion of returns is currently much higher than in the past, and this has historically proven to be a good environment for active managers.

In our analysis, we track valuation spreads between expensive and cheap stocks, and this helps to uncover opportunities to buy cheaply valued stocks. At the end of October 2012, valuation spreads stood at 2.5 standard deviations away from history in Japan, one standard deviation in Europe, and in line with history in the U.S. We have positioned your fund accordingly.

Our investment process is built upon fundamental research, which can identify undervalued companies with good prospects for appreciation. Going forward, we will continue to leverage our robust global research platform to uncover unique value opportunities.

Respectfully submitted,

Sebastien Mallet
Chairman of the fund’s Investment Advisory Committee

November 14, 2012

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

Risks of International Investing

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or in a limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Glossary

Gross domestic product (GDP): The total market value of all goods and services produced in a country in a given year.

MSCI World Index: A capitalization-weighted index of stocks from developed and emerging markets worldwide.

Price/earnings (P/E) ratio: A valuation measure calculated by dividing the price of a stock by its reported earnings per share. The ratio is a measure of how much investors are willing to pay for the company’s earnings.

Portfolio Highlights

Performance and Expenses
T. Rowe Price Institutional Global Value Equity Fund

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Financial Highlights
T. Rowe Price Institutional Global Value Equity Fund

For a share outstanding throughout the period
	7/26/12 Through 10/31/12
NET ASSET VALUE	
Beginning of period	$ 10.00
Investment activities	
Net investment income[1]	0.04[2]
Net realized and unrealized gain	0.75
Total from investment activities	0.79
NET ASSET VALUE	
End of period	**$ 10.79**

Ratios/Supplemental Data

Total return[3]	**7.90%[2]**
Ratio of total expenses to average net assets	0.75%[2][4]
Ratio of net investment income to average net assets	1.54%[2][4]
Portfolio turnover rate	13.5%
Net assets, end of period (in thousands)	$ 7,551

(1) Per share amounts calculated using average shares outstanding method.

(2) Excludes expenses in excess of a 0.75% contractual expense limitation in effect through 2/28/14.

(3) Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.

(4) Annualized

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments‡
T. Rowe Price Institutional Global Value Equity Fund
October 31, 2012

Affiliated Companies

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended October 31, 2012. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 10/31/12
T. Rowe Price Reserve Investment Fund, 0.13%	¤	¤	$ -	$ 71
Totals			$ -	$ 71

¤Purchase and sale information not shown for cash management funds.

Amounts reflected on the accompanying financial statements include the following amounts related to affiliated companies:

Investment in securities, at cost	$ 71
Dividend income	-
Interest income	-
Investment income	$ -
Realized gain (loss) on securities	$ -
Capital gain distributions from mutual funds	$ -

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
T. Rowe Price Institutional Global Value Equity Fund
October 31, 2012
($000s, except shares and per share amounts)

Assets		
Investments in securities, at value (cost $7,062)	$	7,546
Cash		25
Due from affiliates		17
Dividends receivable		12
Receivable for investment securities sold		10
Other assets		36
Total assets		7,646
Liabilities		
Payable for investment securities purchased		44
Due to affiliates		10
Other liabilities		41
Total liabilities		95
NET ASSETS	**$**	**7,551**
Net Assets Consist of:		
Undistributed net investment income	$	32
Accumulated undistributed net realized gain		36
Net unrealized gain		484
Paid-in capital applicable to 700,000 shares of $0.01 par value capital stock outstanding; 1,000,000,000 shares of the Corporation authorized		6,999
NET ASSETS	**$**	**7,551**
NET ASSET VALUE PER SHARE	**$**	**10.79**

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Institutional Global Value Equity Fund
($000s)

7/26/12 Through 10/31/12
Investment Income (Loss)	
Dividend income	$ 46
Expenses	
Investment management	13
Prospectus and shareholder reports	1
Custody and accounting	35
Registration	19
Legal and audit	13
Directors	1
Organizational	1
Reductions of fees and expenses	
Investment management fees waived	(13)
Expenses reimbursed by manager	(55)
Total expenses	15
Net investment income	31
Realized and Unrealized Gain (Loss)	
Net realized gain (loss)	
Securities	35
Foreign currency transactions	1
Net realized gain	36
Change in net unrealized gain (loss) on securities	484
Net realized and unrealized gain (loss)	520
INCREASE IN NET ASSETS FROM OPERATIONS	**$ 551**

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Institutional Global Value Equity Fund
($000s)

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Institutional Global Value Equity Fund
October 31, 2012

T. Rowe Price Institutional International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Global Value Equity Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund commenced operations on July 26, 2012. The fund seeks long-term capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid annually. Capital gain distributions, if any, are generally declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Redemption Fees A 2% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

New Accounting Pronouncements In May 2011, the Financial Accounting Standards Board (FASB) issued amended guidance to align fair value measurement and disclosure requirements in U.S. GAAP with International Financial Reporting Standards. The guidance is effective for fiscal years and interim periods beginning on or after December 15, 2011. Adoption had no effect on net assets or results of operations.

In December 2011, the FASB issued amended guidance to enhance disclosure for offsetting assets and liabilities. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund determines the values of its assets and liabilities and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities and private placements, and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices. Additionally, trading in the underlying securities of the fund may take place in various foreign markets on certain days when the fund is not open for business and does not calculate a net asset value. As a result, net asset values may be significantly affected on days when shareholders cannot make transactions.

Valuation Inputs Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on October 31, 2012:

($000s)	Level 1	Level 2	Level 3	Total Value
	Quoted Prices	Significant Observable Inputs	Significant Unobservable Inputs	
Investments in Securities, except:	$ 4,116	$ —	$ —	$ 4,116
Australia	—	39	—	39
Canada	54	61	—	115
Denmark	—	119	—	119
Finland	—	76	—	76
France	—	208	—	208
Germany	—	220	—	220
Hong Kong	—	122	—	122
Indonesia	—	40	—	40
Italy	—	152	—	152
Japan	—	724	—	724
Netherlands	71	148	—	219
Russia	—	44	—	44
South Africa	—	40	—	40
South Korea	—	57	—	57
Spain	—	38	—	38
Switzerland	—	179	—	179
Taiwan	—	76	—	76
Thailand	—	36	—	36
United Kingdom	—	926	—	926
Total	$ 4,241	$ 3,305	$ —	$ 7,546

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities other than short-term securities aggregated $7,927,000 and $970,000, respectively, for the period ended October 31, 2012.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances.

Reclassifications to paid-in capital relate primarily to nondeductible organizational expenses. For the period ended October 31, 2012, the following reclassifications were recorded to reflect tax character (there was no impact on results of operations or net assets):

There were no distributions in the period ended October 31, 2012. At October 31, 2012, the tax-basis cost of investments and components of net assets were as follows:

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a subadvisory agreement with T. Rowe Price International Ltd, a wholly owned subsidiary of Price Associates, to provide investment advisory services to the fund; the subadvisory agreement provides that Price Associates may pay the subadvisor up to 60% of the management fee that Price Associates receives from the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.65% of the fund’s average daily net assets. The fee is computed daily and paid monthly.

The fund is also subject to a contractual expense limitation through February 28, 2014. During the limitation period, Price Associates is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.75%. The fund is required to repay Price Associates for expenses previously reimbursed and management fees waived to the extent the fund’s net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund’s expense ratio to exceed its expense limitation. However, no repayment will be made more than three years after the date of any reimbursement or waiver or later than February 29, 2016. Pursuant to this agreement, management fees in the amount of $13,000 were waived and expenses in the amount of $55,000 were reimbursed by Price Associates during the period ended October 31, 2012. Including these amounts, management fees waived and expenses previously reimbursed by Price Associates in the amount of $68,000 remain subject to repayment by the fund at October 31, 2012.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and provides certain other administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend disbursing agent. For the period ended October 31, 2012, expenses incurred pursuant to these service agreements were $32,000 for Price Associates and less than $1,000 for T. Rowe Price Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

As of October 31, 2012, T. Rowe Price Group, Inc., and/or its wholly owned subsidiaries owned 700,000 shares of the fund, representing 100% of the fund’s net assets.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of T. Rowe Price Institutional International Funds, Inc. and
Shareholders of T. Rowe Price Institutional Global Value Equity Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Institutional Global Value Equity Fund (one of the portfolios comprising T. Rowe Price Institutional International Funds, Inc., hereafter referred to as the “Fund”) at October 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for the period indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2012 by correspondence with the custodian and brokers, and confirmation of the underlying funds by correspondence with the transfer agent, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
December 14, 2012

Tax Information (Unaudited) for the Tax Year Ended 10/31/12

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For taxable non-corporate shareholders, $45,000 of the fund’s income represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $22,000 of the fund’s income qualifies for the dividends-received deduction.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov. The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Our Company” at the top of our corporate homepage. Then, when the next page appears, click on the words “Proxy Voting Policies” on the left side of the page.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the directions above, then click on the words “Proxy Voting Records” on the right side of the Proxy Voting Policies page.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

About the Fund’s Directors and Officers

Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and other business affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of the Board’s members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates; “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.

Independent Directors

Name (Year of Birth)
Year Elected* [Number of T. Rowe	Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies
Price Portfolios Overseen]	During the Past Five Years

William R. Brody (1944)	President and Trustee, Salk Institute for Biological Studies (2009 to present); Director, Novartis, Inc. (2009
2009 [138]	to present); Director, IBM (2007 to present); President and Trustee, Johns Hopkins University (1996 to 2009);
Chairman of Executive Committee and Trustee, Johns Hopkins Health System (1996 to 2009)

Jeremiah E. Casey (1940)	Retired
2006 [138]

Anthony W. Deering (1945)	Chairman, Exeter Capital, LLC, a private investment firm (2004 to present); Director, Under Armour (2008 to
1991 [138]	present); Director, Vornado Real Estate Investment Trust (2004 to present); Director and Member of the Advisory
Board, Deutsche Bank North America (2004 to present); Director, Mercantile Bankshares (2002 to 2007)

Donald W. Dick, Jr. (1943)	Principal, EuroCapital Partners, LLC, an acquisition and management advisory firm (1995 to present)
1989 [138]

Robert J. Gerrard, Jr. (1952)	Chairman of Compensation Committee and Director, Syniverse Holdings, Inc. (2008 to 2011); Executive Vice
2012 [90]	President and General Counsel, Scripps Networks, LLC (1997 to 2009); Advisory Board Member, Pipeline
Crisis/Winning Strategies (1997 to present)

Karen N. Horn (1943)	Senior Managing Director, Brock Capital Group, an advisory and investment banking firm (2004 to present);
2003 [138]	Director, Eli Lilly and Company (1987 to present); Director, Simon Property Group (2004 to present); Director,
Norfolk Southern (2008 to present); Director, Fannie Mae (2006 to 2008)

Theo C. Rodgers (1941)	President, A&R Development Corporation (1977 to present)
2006 [138]

Cecilia E. Rouse, Ph.D. (1963)	Professor and Researcher, Princeton University (1992 to present); Director, MDRC (2011 to present); Member,
2012 [90]	National Academy of Education (2010 to present); Research Associate, National Bureau of Economic Research’s
Labor Studies Program (1998 to 2009 and 2011 to present); Member, President’s Council of Economic Advisors
(2009 to 2011); Member, The MacArthur Foundation Network on the Transition to Adulthood and Public Policy
(2000 to 2008); Member, National Advisory Committee for the Robert Wood Johnson Foundation’s Scholars in
Health Policy Research Program (2008); Director and Member, National Economic Association (2006 to 2008);
Member, Association of Public Policy Analysis and Management Policy Council (2006 to 2008); Member, Hamilton
Project’s Advisory Board at The Brookings Institute (2006 to 2008); Chair of Committee on the Status of Minority
Groups in the Economic Profession, American Economic Association (2006 to 2008)

John G. Schreiber (1946)	Owner/President, Centaur Capital Partners, Inc., a real estate investment company (1991 to present); Cofounder
2001 [138]	and Partner, Blackstone Real Estate Advisors, L.P. (1992 to present); Director, General Growth Properties, Inc.
(2010 to present)

Mark R. Tercek (1957)	President and Chief Executive Officer, The Nature Conservancy (2008 to present); Managing Director, The
2009 [138]	Goldman Sachs Group, Inc. (1984 to 2008)

*Each independent director serves until retirement, resignation, or election of a successor.

Inside Directors

Name (Year of Birth)
Year Elected* [Number of T. Rowe	Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies
Price Portfolios Overseen]	During the Past Five Years

Edward C. Bernard (1956)	Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe
2006 [138]	Price Group, Inc.; Chairman of the Board, Director, and President, T. Rowe Price Investment Services, Inc.;
Chairman of the Board and Director, T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Savings Bank,
and T. Rowe Price Services, Inc.; Chairman of the Board, Chief Executive Officer, and Director, T. Rowe Price
International; Chief Executive Officer, Chairman of the Board, Director, and President, T. Rowe Price Trust
Company; Chairman of the Board, all funds

Brian C. Rogers, CFA, CIC (1955)	Chief Investment Officer, Director, and Vice President, T. Rowe Price; Chairman of the Board, Chief Investment
2006 [75]	Officer, Director, and Vice President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price Trust Company

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Position Held With Institutional International Funds	Principal Occupation(s)

Ulle Adamson, CFA (1979)	Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International
Vice President

Roy H. Adkins (1970)	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly
Vice President	employee, African Development Bank (to 2008)

Christopher D. Alderson (1962)	Director and President–International Equity, T. Rowe Price International;
President	Company’s Representative, Director, and Vice President, Price Hong Kong;
Director and Vice President, Price Singapore; Vice President, T. Rowe Price
Group, Inc.

Paulina Amieva (1981)	Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International;
Vice President	formerly student, Harvard Business School (to 2008)

Oliver D.M. Bell, IMC (1969)	Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International;
Executive Vice President	formerly Head of Global Emerging Markets Research, Pictet Asset
Management Ltd. (to 2011), and Portfolio Manager of Africa and Middle
East portfolios and other emerging markets strategies, Pictet Asset
Management Ltd. (to 2009)

R. Scott Berg, CFA (1972)	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Executive Vice President

Carolyn Hoi Che Chu (1974)	Vice President, Price Hong Kong and T. Rowe Price Group, Inc.; formerly
Vice President	Director, Bank of America Merrill Lynch and Co-head of credit and convertibles research team in Hong Kong (to 2010)

Archibald Ciganer Albeniz, CFA (1976)	Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International
Vice President

Richard N. Clattenburg, CFA (1979)	Vice President, Price Singapore, T. Rowe Price, T. Rowe Price Group, Inc.,
Executive Vice President	and T. Rowe Price International

Michael J. Conelius, CFA (1964)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
Executive Vice President	International, and T. Rowe Price Trust Company

Jose Costa Buck (1972)	Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International
Vice President

Richard de los Reyes (1975)	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Vice President

Michael Della Vedova (1969)	Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International;
Vice President	formerly Cofounder and Partner, Four Quarter Capital (to 2009)

Bridget A. Ebner (1970)	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Vice President

Mark J.T. Edwards (1957)	Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International
Executive Vice President

David J. Eiswert, CFA (1972)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe
Executive Vice President	Price International

Roger L. Fiery III, CPA (1959)	Vice President, Price Hong Kong, Price Singapore, T. Rowe Price, T. Rowe
Vice President	Price Group, Inc., T. Rowe Price International, and T. Rowe Price
Trust Company

Mark S. Finn, CFA, CPA (1963)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Vice President	Trust Company

Robert N. Gensler (1957)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe
Executive Vice President	Price International

John R. Gilner (1961)	Chief Compliance Officer and Vice President, T. Rowe Price; Vice President,
Chief Compliance Officer	T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Gregory S. Golczewski (1966)	Vice President, T. Rowe Price and T. Rowe Price Trust Company
Vice President

M. Campbell Gunn (1956)	Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International
Vice President

Gregory K. Hinkle, CPA (1958)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Treasurer	Trust Company

Leigh Innes, CFA (1976)	Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International
Vice President

Randal S. Jenneke (1971)	Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International;
Vice President	formerly Senior Portfolio Manager, Australian Equities (to 2010)

Kris H. Jenner, M.D., D.Phil. (1962)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe
Vice President	Price International

Yoichiro Kai (1973)	Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International;
Vice President	formerly Japanese Financial/Real Estate Sector Analyst/Portfolio Manager,
Citadel Investment Group, Asia Limited (to 2009)

Andrew J. Keirle (1974)	Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International
Executive Vice President

Ian D. Kelson (1956)	President–International Fixed Income, T. Rowe Price International;
Executive Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Christopher J. Kushlis, CFA (1976)	Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International
Vice President

Mark J. Lawrence (1970)	Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International;
Vice President	formerly Equity Fund Manager, Citi (London) (to 2008)

David M. Lee, CFA (1962)	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Vice President

Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and T. Rowe Price Investment
Secretary	Services, Inc.

Christopher C. Loop, CFA (1966)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe
Vice President	Price International

Anh Lu (1968)	Vice President, Price Hong Kong and T. Rowe Price Group, Inc.
Vice President

Sebastien Mallet (1974)	Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International
Executive Vice President

Daniel Martino, CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Vice President

Jonathan H.W. Matthews, CFA (1975)	Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International;
Vice President	formerly Analyst, Pioneer Investments (to 2008)

Susanta Mazumdar (1968)	Vice President, Price Singapore and T. Rowe Price Group, Inc.
Vice President

Raymond A. Mills, Ph.D., CFA (1960)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
Executive Vice President	International, and T. Rowe Price Trust Company

Sudhir Nanda, Ph.D., CFA (1959)	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Vice President

Joshua Nelson (1977)	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Executive Vice President

Jason Nogueira, CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Executive Vice President

David Oestreicher (1967)	Director, Vice President, and Secretary, T. Rowe Price Investment Services,
Vice President	Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services,
Inc., and T. Rowe Price Trust Company; Vice President and Secretary,
T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International;
Vice President, Price Hong Kong and Price Singapore

Michael D. Oh, CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Vice President

Kenneth A. Orchard (1975)	Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International;
Vice President	formerly Vice President, Moody’s Investors Service (to 2010)

Gonzalo Pángaro, CFA (1968)	Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International
Executive Vice President

Timothy E. Parker, CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Vice President

Craig J. Pennington, CFA (1971)	Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International;
Vice President	formerly Global Energy Analyst, Insight Investment (to 2010); Senior
Trader, Brevan Howard (to 2008)

Frederick A. Rizzo (1969)	Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International
Vice President

Christopher J. Rothery (1963)	Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International
Executive Vice President

Federico Santilli, CFA (1974)	Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International
Executive Vice President

Sebastian Schrott (1977)	Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International
Vice President

Deborah D. Seidel (1962)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
Vice President	Investment Services, Inc., and T. Rowe Price Services, Inc.

Robert W. Sharps, CFA, CPA (1971)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Vice President	Trust Company

Robert W. Smith (1961)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Executive Vice President	Trust Company

Joshua K. Spencer, CFA (1973)	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Vice President

David A. Stanley (1963)	Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International
Vice President

Jonty Starbuck, Ph.D. (1975)	Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International
Vice President

Ju Yen Tan (1972)	Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International
Vice President

Dean Tenerelli (1964)	Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International
Vice President

Eric L. Veiel, CFA (1972)	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Vice President

Julie L. Waples (1970)	Vice President, T. Rowe Price
Vice President

Christopher S. Whitehouse (1972)	Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International
Vice President

J. Howard Woodward, CFA (1974)	Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International
Vice President

Ernest C. Yeung (1979)	Vice President, Price Hong Kong and T. Rowe Price Group, Inc.
Vice President

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least 5 years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Anthony W. Deering qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Deering is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

     (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,333,000 and $1,632,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional International Funds, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date December 14, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date December 14, 2012

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date December 14, 2012